Taxes - Schedule of Components of Deferred Tax (Details) - SGD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Components of Deferred Tax [Abstract]
Allowance for credit losses		$ 3,622	$ 4,203
Total deferred tax assets		3,622	4,203
Difference in tax depreciation for tax purpose		(3,622)	(7,825)
Total deferred tax liabilities		(3,622)	(7,825)
Deferred tax liabilities, net			$ (3,622)